Schedule of accounts receivable net of allowance for doubtful accounts (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total accounts receivable, net	$ 413,397	$ 560,236	$ 580,889
Within 30 days [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total accounts receivable, net	380,063	515,061	521,337
Between 31 and 60 days [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total accounts receivable, net	19,170	25,979	5,698
Between 61 and 90 days [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total accounts receivable, net	3,492	4,733	10,405
More than 90 days [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total accounts receivable, net	$ 10,672	$ 14,463	$ 43,449